Goodwill (Tables)	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of change in the carrying amount of goodwill

The change in the carrying amount of goodwill for the years ended September 30, 2024 and 2023 is summarized as follows:

	September 30, 2024	September 30, 2023
Beginning balance	$25,101	$12,130
Disposals	(1,526)	-
Acquisitions	3,335	12,971
Impairment expense	(26,910)	-
Ending balance	–	25,101